Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2024
Cost of revenues.
Schedule of Cost of revenues

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Revenue sharing fees and content costs	1,020,174	945,149	1,020,440
Payment handling costs	165,421	137,989	120,292
Bandwidth costs	77,496	79,718	91,419
Salary and welfare	87,629	84,427	92,002
Depreciation and amortization	70,666	36,753	19,204
Technical service fee	63,328	60,537	41,917
Share-based compensation	8,185	3,575	1,720
Other costs	66,489	106,694	44,591

Total	1,559,388	1,454,842	1,431,585